000 B000000 08/31/96
000 C000000 0000881166
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0.a
000 J000000 U
001 A000000 SM&R CAPITAL FUNDS, INC
001 B000000 811-6477
001 C000000 4097632767
002 A000000 ONE MOODY PLAZA
002 B000000 GALVESTON
002 C000000 TX
002 D010000 77550
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  3
077 A000000 Y
080 A00AA00 ICI MUTUAL INSURANCE COMPANY
080 C00AA00     2300
081 A00AA00 Y
081 B00AA00   7
082 A00AA00 N
082 B00AA00        0
083 A00AA00 N
083 B00AA00        0
084 A00AA00 N
084 B00AA00        0
085 A00AA00 N
085 B00AA00 N
062 A000100 Y
062 B000100   0.0
062 C000100   0.0
062 D000100   0.0
062 E000100   0.0
062 F000100   0.0
062 G000100   0.0
062 H000100   0.0
062 I000100   2.8
062 J000100   0.0
062 K000100   0.0
062 L000100   0.0
062 M000100   2.0
062 N000100  94.9
062 O000100   0.0
062 P000100   0.0
062 Q000100   0.0
062 R000100   0.0
071 A000100      7412
071 B000100      6047
071 C000100     20045
071 D000100   30
072 A000100 12
074 A000100       22
074 B000100        0
074 C000100      578
074 D000100    20482
074 E000100        0
074 F000100        0
074 G000100        0
074 H000100        0
074 I000100        0
074 J000100        0
074 K000100        0
074 L000100      160
074 M000100       23
074 N000100    21265
074 O000100        0
074 P000100       14
074 Q000100        0
074 R010100        0
074 R020100        0
074 R030100        0
074 R040100      124
074 S000100        0
074 T000100    21127
074 U010100     2083
074 U020100        0
074 V010100    10.14
074 V020100     0.00
074 W000100   0.0000
074 X000100      873
074 Y000100        0
075 A000100        0
075 B000100    21226
062 A000200 Y
062 B000200   0.0
062 C000200   0.0
062 D000200   0.0
062 E000200   0.0
062 F000200   0.0
062 G000200   0.0
062 H000200   0.0
062 I000200 100.4
062 J000200   0.0
062 K000200   0.0
062 L000200   0.0
062 M000200   0.0
062 N000200   0.0
062 O000200   0.0
062 P000200   0.0
062 Q000200   0.0
062 R000200   0.0
071 A000200         0
071 B000200         0
071 C000200         0
071 D000200    0
072 A000200 12
074 N000200    37642
074 T000200    37465
075 A000200        0
075 B000200    25303
062 A000300 Y
062 B000300   0.0
062 C000300   3.6
062 D000300   0.0
062 E000300   0.0
062 F000300   0.0
062 G000300   0.0
062 H000300   0.0
062 I000300   0.0
062 J000300   0.0
062 K000300   0.0
062 L000300   0.0
062 M000300   0.0
062 N000300   0.0
062 O000300  96.2
062 P000300   0.0
062 Q000300   0.0
062 R000300   0.0
071 A000300      2234
071 B000300      1576
071 C000300      8549
071 D000300   18
072 A000300 12
074 N000300     9311
074 T000300     9148
075 A000300        0
075 B000300     9179
SIGNATURE   BRENDA T. KOELEMAY
TITLE       VP/TREASURER


Independent Auditors Report on Internal Control and Consent


The Board of Directors
SM&R Capital Funds, Inc.


In planning and performing our audit of the financial statements of SM&R Capital Funds, Inc. for the year ended August 31, 1996, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of SM&R Capital Funds, Inc. is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with managements authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of August 31, 1996.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.

We consent to the use of this report in connection with the filing of the report of SM&R Capital Funds, Inc. with the Securities and Exchange Commission on
Form N-SAR.


					KPMG Peat Marwick LLP

Houston, Texas
October 11, 1996

[ARTICLE] 6
[CIK] 0000881166
[NAME] SM&R CAPITAL FUNDS, INC.
[SERIES]
   [NUMBER] 01
   [NAME] GOVERNMENT INCOME FUND SERIES

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          AUG-31-1996
[PERIOD-END]                               AUG-31-1996
[INVESTMENTS-AT-COST]                       21,122,578
[INVESTMENTS-AT-VALUE]                      21,060,252
[RECEIVABLES]                                  159,724
[ASSETS-OTHER]                                  22,321
[OTHER-ITEMS-ASSETS]                            22,583
[TOTAL-ASSETS]                              21,264,880
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      137,415
[TOTAL-LIABILITIES]                            137,415
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                    21,560,404
[SHARES-COMMON-STOCK]                        2,082,877
[SHARES-COMMON-PRIOR]                        1,946,741
[ACCUMULATED-NII-CURRENT]                           31
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      (370,644)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                      (62,326)
[NET-ASSETS]                                21,127,465
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                            1,520,178
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                 210,611
[NET-INVESTMENT-INCOME]                      1,309,567
[REALIZED-GAINS-CURRENT]                      (17,444)
[APPREC-INCREASE-CURRENT]                    (741,026)
[NET-CHANGE-FROM-OPS]                          551,097
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                    1,309,536
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                        254,620
[NUMBER-OF-SHARES-REDEEMED]                    220,983
[SHARES-REINVESTED]                            102,499
[NET-CHANGE-IN-ASSETS]                         661,656
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                    (353,200)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          106,126
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                254,406
[AVERAGE-NET-ASSETS]                        21,226,243
[PER-SHARE-NAV-BEGIN]                            10.51
[PER-SHARE-NII]                                   0.65
[PER-SHARE-GAIN-APPREC]                         (0.37)
[PER-SHARE-DIVIDEND]                              0.65
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              10.14
[EXPENSE-RATIO]                                   1.00
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0<F1>

<F1>Expenses for the calculation are net of a reimbursement from Securities
Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.20% for the year ended August 31, 1996.

[ARTICLE] 6
[CIK] 0000881166
[NAME] SM&R CAPITAL FUNDS, INC.
[SERIES]
   [NUMBER] 02
   [NAME] PRIMARY FUND SERIES

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          AUG-31-1996
[PERIOD-END]                               AUG-31-1996
[INVESTMENTS-AT-COST]                       37,605,962
[INVESTMENTS-AT-VALUE]                      37,605,962
[RECEIVABLES]                                      672
[ASSETS-OTHER]                                   1,996
[OTHER-ITEMS-ASSETS]                            33,709
[TOTAL-ASSETS]                              37,642,339
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      177,315
[TOTAL-LIABILITIES]                            177,315
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                    37,470,779
[SHARES-COMMON-STOCK]                       37,470,797
[SHARES-COMMON-PRIOR]                       20,990,035
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                        (5,755)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                             0
[NET-ASSETS]                                37,465,024
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                            1,453,584
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                 205,092
[NET-INVESTMENT-INCOME]                      1,248,492
[REALIZED-GAINS-CURRENT]                             0
[APPREC-INCREASE-CURRENT]                            0
[NET-CHANGE-FROM-OPS]                        1,248,492
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                    1,248,492
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                     38,678,248
[NUMBER-OF-SHARES-REDEEMED]                 23,262,832
[SHARES-REINVESTED]                          1,065,346
[NET-CHANGE-IN-ASSETS]                      16,480,762
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                      (5,755)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          126,371
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                291,187
[AVERAGE-NET-ASSETS]                        25,303,532
[PER-SHARE-NAV-BEGIN]                             1.00
[PER-SHARE-NII]                                   0.05
[PER-SHARE-GAIN-APPREC]                              0
[PER-SHARE-DIVIDEND]                              0.05
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                               1.00
[EXPENSE-RATIO]                                   0.81
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0<F1>

<F1>Expenses for the calculation are net of reimbursement from Securities
Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.15% for the year ended August 31, 1996.

[ARTICLE] 6
[CIK] 0000881166
[NAME] SM&R CAPITAL FUNDS, INC.
[SERIES]
   [NUMBER] 03
   [NAME] TAX FREE FUND SERIES

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          AUG-31-1996
[PERIOD-END]                               AUG-31-1996
[INVESTMENTS-AT-COST]                        9,109,095
[INVESTMENTS-AT-VALUE]                       9,133,611
[RECEIVABLES]                                  127,114
[ASSETS-OTHER]                                  33,055
[OTHER-ITEMS-ASSETS]                            17,286
[TOTAL-ASSETS]                               9,311,066
[PAYABLE-FOR-SECURITIES]                        99,059
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                       63,810
[TOTAL-LIABILITIES]                            162,869
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                     9,184,305
[SHARES-COMMON-STOCK]                          920,950
[SHARES-COMMON-PRIOR]                          844,414
[ACCUMULATED-NII-CURRENT]                        2,217
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                       (62,841)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                        24,516
[NET-ASSETS]                                 9,148,197
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                              483,699
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                       0
[NET-INVESTMENT-INCOME]                        483,699
[REALIZED-GAINS-CURRENT]                      (11,015)
[APPREC-INCREASE-CURRENT]                     (30,116)
[NET-CHANGE-FROM-OPS]                          442,568
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                      483,700
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                        119,074
[NUMBER-OF-SHARES-REDEEMED]                     86,193
[SHARES-REINVESTED]                             43,655
[NET-CHANGE-IN-ASSETS]                         749,081
[ACCUMULATED-NII-PRIOR]                          2,218
[ACCUMULATED-GAINS-PRIOR]                     (51,826)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                           45,881
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                107,943
[AVERAGE-NET-ASSETS]                         9,179,403
[PER-SHARE-NAV-BEGIN]                             9.95
[PER-SHARE-NII]                                   0.53
[PER-SHARE-GAIN-APPREC]                         (0.02)
[PER-SHARE-DIVIDEND]                              0.53
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                               9.93
[EXPENSE-RATIO]                                      0<F1>
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

<F1>Expenses for the calculation are net of reimbursement from Securities
Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.18% for the year ended August 31, 1996.